Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia High Yield Bond Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 0 .2%
Industrials 0.2%
Household Durables 0.2%
Luxco Co. Ltd.
(a)
82,594 1,566,172
Total Industrials 1,566,172
Total Common Stocks
(Cost $ 10 ) 1,566,172
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 92 .9%
Advertising 1.0%
Clear Channel Outdoor Holdings, Inc.
(b)
02/15/2031 7.125% 1,746,000 1,798,535
03/15/2033 7.500% 2,565,000 2,701,597
Neptune Bidco U.S., Inc.
(b)
04/15/2029 9.290% 3,169,000 3,246,873
05/15/2031 10.375% 767,000 806,038
Outfront Media Capital LLC/Outfront Media Capital Corp.
(b)
01/15/2029 4.250% 610,000 594,481
03/15/2030 4.625% 601,000 582,526
06/15/2034 6.000% 810,000 800,522
Total 10,530,572
Aerospace & Defense 2.0%
ATI, Inc.
10/01/2029 4.875% 1,139,000 1,126,856
10/01/2031 5.125% 2,347,000 2,305,160
06/15/2033 5.875% 500,000 504,975
TransDigm, Inc.
(b)
03/01/2029 6.375% 3,089,000 3,133,684
03/01/2032 6.625% 3,229,000 3,296,443
01/15/2033 6.000% 2,379,000 2,381,358
05/31/2033 6.375% 4,665,000 4,679,900
01/31/2034 6.750% 2,906,000 2,951,527
07/31/2034 6.125% 730,000 721,903
Total 21,101,806
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(b)
04/20/2029 5.750% 1,469,133 1,467,398
1 1 1 1 1,467,398
Apparel 0.8%
Beach Acquisition Bidco LLC
(b),(c)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 5,647,622 6,064,270
Wolverine World Wide, Inc.
(b)
08/15/2029 4.000% 2,743,000 2,609,676
Total 8,673,946
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Auto Manufacturers 0.5%
Nissan Motor Acceptance Co. LLC
(b)
09/30/2030 6.125% 1,252,000 1,230,037
Nissan Motor Co. Ltd.
(b)
07/17/2032 7.750% 557,000 577,849
07/17/2035 8.125% 3,695,000 3,924,023
Total 5,731,909
Auto Parts & Equipment 2.1%
American Axle & Manufacturing, Inc.
(b)
10/15/2032 6.375% 1,045,000 1,045,748
10/15/2033 7.750% 4,233,000 4,251,293
Clarios Global LP/Clarios U.S. Finance Co.
(b)
02/15/2030 6.750% 1,637,000 1,683,756
09/15/2032 6.750% 2,375,000 2,419,072
Goodyear Tire & Rubber Co.
07/15/2032 8.875% 958,000 977,151
IHO Verwaltungs GmbH
(b),(c)
11/15/2032 8.000% 1,948,000 2,060,877
IHO Verwaltungs GmbH
(b)
05/15/2033 7.375% 1,082,000 1,127,699
ZF North America Capital, Inc.
(b)
04/14/2030 7.125% 1,203,000 1,224,149
03/24/2031 7.500% 1,835,000 1,881,493
04/23/2032 6.875% 5,207,000 5,216,081
Total 21,887,319
Beverages 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(b)
04/01/2029 6.250% 2,275,000 2,283,090
1 1 1 1 2,283,090
Building Materials 1.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 2,770,000 2,827,384
07/15/2031 6.750% 1,126,000 1,160,392
Quikrete Holdings, Inc.
(b)
03/01/2032 6.375% 4,232,000 4,282,109
03/01/2033 6.750% 1,816,000 1,842,723
Standard Building Solutions, Inc.
(b)
08/15/2032 6.500% 2,523,000 2,537,780
08/01/2033 6.250% 580,000 575,919
03/15/2034 5.875% 540,000 522,882
Total 13,749,189
Chemicals 4.0%
Celanese U.S. Holdings LLC
04/15/2030 6.500% 798,000 812,729
02/15/2031 7.000% 695,000 714,378
07/15/2032 7.379% 953,000 998,354
04/15/2033 6.750% 519,000 528,367

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
11/15/2033 7.700% 1,087,000 1,160,687
02/15/2034 7.375% 890,000 920,619
Element Solutions, Inc.
(b)
09/01/2028 3.875% 891,000 870,119
FMC Corp.
05/18/2033 5.650% 32,000 29,333
10/01/2049 4.500% 1,088,000 714,761
FMC Corp.
(d)
11/01/2055 8.450% 60,000 44,474
INEOS Finance PLC
(b)
04/15/2029 7.500% 3,139,000 3,120,580
INEOS Quattro Finance 2 PLC
(b)
03/15/2029 9.625% 4,412,000 3,855,662
Innophos Holdings, Inc.
(b)
06/15/2029 11.500% 3,421,851 3,242,656
Olympus Water U.S. Holding Corp.
(b)
10/01/2028 4.250% 1,200,000 1,169,205
06/15/2031 7.250% 1,824,000 1,854,363
08/01/2032 6.750% 3,546,000 3,492,525
02/15/2033 7.250% 2,823,000 2,824,387
Qnity Electronics, Inc.
(b)
08/15/2032 5.750% 1,290,000 1,284,477
08/15/2033 6.250% 1,035,000 1,042,872
Tronox, Inc.
(b)
03/15/2029 4.625% 1,788,000 1,201,265
WR Grace Holdings LLC
(b)
08/15/2029 5.625% 4,453,000 4,235,085
03/01/2031 7.375% 2,164,000 2,166,097
08/15/2032 6.625% 4,182,000 4,030,116
08/01/2033 7.000% 2,081,000 2,016,023
Total 42,329,134
Commercial Services 4.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(b)
02/15/2031 8.000% 3,618,000 3,663,196
06/15/2032 8.375% 1,626,000 1,657,409
Block, Inc.
05/15/2032 6.500% 3,353,000 3,404,646
Block, Inc.
(b)
08/15/2030 5.625% 1,679,000 1,680,820
08/15/2033 6.000% 1,313,000 1,311,061
Carrix, Inc.
(b)
08/01/2033 6.125% 3,194,000 3,192,417
Clarivate Science Holdings Corp.
(b)
07/01/2029 4.875% 4,481,000 4,218,558
Garda World Security Corp.
(b)
08/01/2032 8.250% 650,000 664,403
11/15/2032 8.375% 1,140,000 1,167,746
Herc Holdings, Inc.
(b)
06/15/2029 6.625% 1,213,000 1,237,192
06/15/2030 7.000% 2,317,000 2,397,852
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2031 5.750% 671,000 668,605
06/15/2033 7.250% 3,819,000 3,951,196
03/15/2034 6.000% 1,298,000 1,279,862
ION Platform Finance U.S., Inc.
(b)
09/30/2032 7.875% 1,263,000 997,522
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(b)
08/15/2032 6.750% 5,068,000 5,007,368
Synergy Infrastructure Holdings LLC
(b)
12/01/2030 7.875% 2,131,000 2,244,359
07/15/2034 7.000% 2,796,000 2,846,172
United Rentals North America, Inc.
02/15/2031 3.875% 1,228,000 1,150,787
Valvoline, Inc.
(b)
08/15/2034 6.125% 2,247,000 2,242,506
WEX, Inc.
(b)
03/15/2033 6.500% 2,644,000 2,656,410
Williams Scotsman, Inc.
(b)
08/15/2028 4.625% 2,944,000 2,915,458
06/15/2029 6.625% 1,276,000 1,297,455
Total 51,853,000
Computers 2.1%
Amentum Holdings, Inc.
(b)
08/01/2032 7.250% 3,836,000 3,957,757
CACI International, Inc.
(b)
06/15/2033 6.375% 2,565,000 2,599,174
Everforth, Inc.
(b)
05/15/2028 4.625% 3,693,000 3,594,893
McAfee Corp.
(b)
02/15/2030 7.375% 8,139,000 7,375,683
NCR Voyix Corp.
(b)
10/01/2028 5.000% 142,000 139,573
04/15/2029 5.125% 891,000 869,507
Science Applications International Corp.
(b)
11/01/2033 5.875% 3,696,000 3,658,234
Total 22,194,821
Cosmetics & Personal Care 0.4%
Opal Bidco SAS
(b)
03/31/2032 6.500% 2,520,000 2,546,404
Prestige Brands, Inc.
(b)
04/01/2031 3.750% 1,155,000 1,065,546
07/15/2034 6.250% 1,335,000 1,338,313
Total 4,950,263
Distribution & Wholesale 0.4%
Core & Main LP
(b)
07/01/2034 6.000% 1,377,000 1,373,784
Gates Corp.
(b)
07/01/2029 6.875% 573,000 585,139

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
RB Global Holdings, Inc.
(b)
03/15/2031 7.750% 2,162,000 2,233,451
Total 4,192,374
Diversified Financial Services 7.0%
Ally Financial, Inc.
(d)
01/17/2040 6.646% 2,070,000 2,025,679
Ally Financial, Inc.
02/14/2033 6.700% 995,000 1,012,929
Aretec Group, Inc.
(b)
08/15/2030 10.000% 2,769,000 2,915,540
Focus Financial Partners LLC
(b)
09/15/2031 6.750% 1,668,000 1,658,477
09/15/2031 7.250% 3,017,000 3,050,352
GGAM Finance Ltd.
(b)
04/15/2029 6.875% 507,000 517,335
03/15/2030 5.875% 2,651,000 2,661,136
goeasy Ltd.
(b)
07/01/2029 7.625% 760,000 727,748
05/15/2030 6.875% 370,000 335,824
10/01/2030 7.375% 369,000 342,030
Hightower Holding LLC
(b)
04/15/2029 6.750% 2,812,000 2,785,448
01/31/2030 9.125% 4,543,000 4,696,532
Navient Corp.
03/15/2029 5.500% 1,194,000 1,166,947
03/15/2031 11.500% 1,312,000 1,417,509
OneMain Finance Corp.
05/15/2029 6.625% 2,044,000 2,073,250
03/15/2030 7.875% 1,925,000 1,995,776
09/15/2030 4.000% 2,692,000 2,483,960
11/15/2031 7.125% 2,046,000 2,075,181
03/15/2032 6.750% 2,477,000 2,482,233
09/15/2032 7.125% 557,000 565,167
03/15/2033 6.500% 1,688,000 1,651,577
09/15/2033 6.750% 1,258,000 1,239,801
Osaic Holdings, Inc.
(b)
08/01/2032 6.750% 4,158,000 4,184,324
08/01/2033 8.000% 3,934,000 4,030,043
Provident Funding Associates LP/PFG Finance Corp.
(b)
09/15/2029 9.750% 4,586,000 4,789,362
Rocket Cos., Inc.
(b)
08/01/2030 6.125% 1,350,000 1,368,108
08/01/2031 6.125% 972,000 984,057
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(b)
03/01/2031 3.875% 2,598,000 2,421,471
10/15/2033 4.000% 2,963,000 2,653,392
United Wholesale Mortgage LLC
(b)
04/15/2029 5.500% 2,178,000 2,052,487
UWM Holdings LLC
(b)
02/01/2030 6.625% 3,693,000 3,455,162
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2031 6.250% 5,689,000 5,079,721
WS Escrow LLC
(b)
06/01/2033 7.750% 3,491,000 3,635,152
Total 74,533,710
Electric 3.9%
Alpha Generation LLC
(b)
10/15/2032 6.750% 1,116,000 1,124,052
01/15/2034 6.250% 1,312,000 1,284,028
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(b)
02/15/2032 6.375% 1,592,000 1,566,428
Clearway Energy Operating LLC
(b)
03/15/2028 4.750% 1,741,000 1,725,040
02/15/2031 3.750% 3,711,000 3,423,445
01/15/2032 3.750% 3,029,000 2,737,061
01/15/2034 5.750% 1,138,000 1,099,267
Long Ridge Energy LLC
(b)
02/15/2032 8.750% 2,135,000 2,205,752
NRG Energy, Inc.
(b)
06/15/2029 5.250% 1,761,000 1,748,165
07/15/2029 5.750% 294,000 293,427
02/15/2031 3.625% 958,000 882,430
02/01/2033 6.000% 1,546,000 1,538,509
01/15/2034 5.750% 3,022,000 2,940,826
05/15/2034 5.875% 903,000 879,636
11/01/2034 6.250% 1,180,000 1,174,940
01/15/2036 6.000% 1,937,000 1,882,789
05/15/2036 6.125% 920,000 901,490
PG&E Corp.
(d)
03/15/2055 7.375% 1,165,000 1,170,915
09/15/2056 6.850% 540,000 529,079
Talen Energy Supply LLC
(b)
02/01/2034 6.250% 2,288,000 2,244,976
02/01/2036 6.500% 2,288,000 2,244,760
VoltaGrid LLC
(b)
11/01/2030 7.375% 785,000 789,598
XPLR Infrastructure Operating Partners LP
(b)
09/15/2027 4.500% 1,771,000 1,757,451
01/15/2029 7.250% 1,702,000 1,759,616
01/15/2031 8.375% 954,000 1,015,729
03/15/2033 8.625% 1,049,000 1,123,980
04/15/2034 7.750% 1,467,000 1,552,908
Total 41,596,297
Electrical Components & Equipment 0.5%
WESCO Distribution, Inc.
(b)
04/15/2031 5.250% 795,000 783,839
03/15/2032 6.625% 2,234,000 2,288,114
03/15/2033 6.375% 1,404,000 1,426,070
04/15/2034 5.500% 1,335,000 1,302,454
Total 5,800,477

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Energy - Alternate Sources 0.4%
TerraForm Power Operating LLC
(b)
01/31/2028 5.000% 1,764,000 1,744,457
01/15/2030 4.750% 2,189,000 2,102,331
Total 3,846,788
Entertainment 4.0%
Caesars Entertainment, Inc.
(b)
10/15/2029 4.625% 1,842,000 1,767,862
02/15/2030 7.000% 1,302,000 1,309,525
02/15/2032 6.500% 1,298,000 1,254,613
10/15/2032 6.000% 1,994,000 1,789,755
Cavalier Acquisition Corp.
(b)
08/15/2033 8.250% 646,000 662,055
Churchill Downs, Inc.
(b)
05/01/2031 6.750% 1,017,000 1,033,384
Light & Wonder International, Inc.
(b)
10/01/2033 6.250% 2,086,000 2,080,286
Midwest Gaming Borrower LLC/Midwest Gaming Finance
Corp.
(b)
05/01/2029 4.875% 1,220,000 1,191,787
Penn Entertainment, Inc.
(b)
07/01/2029 4.125% 4,735,000 4,538,049
04/01/2031 6.750% 2,041,000 2,047,710
Rivers Enterprise Borrower LLC
(b)
10/15/2030 6.250% 1,734,000 1,756,517
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(b)
02/01/2033 6.625% 2,067,000 2,096,387
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(b)
03/01/2030 6.625% 5,352,000 3,521,277
Six Flags Entertainment Corp.
(b)
05/15/2031 7.250% 5,673,000 5,599,739
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 1,180,000 1,179,598
07/15/2029 5.250% 615,000 595,835
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
(b)
01/15/2032 8.625% 4,689,000 4,753,049
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(b)
05/01/2032 6.625% 1,022,000 1,034,268
Vail Resorts, Inc.
(b)
05/15/2032 6.500% 1,970,000 1,996,459
Voyager Parent LLC
(b)
07/01/2032 9.250% 1,953,000 2,091,025
Total 42,299,180
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Environmental Control 0.8%
GFL Environmental Holdings U.S., Inc.
(b)
02/01/2034 5.500% 277,000 259,830
Madison IAQ LLC
(b)
06/30/2029 5.875% 2,959,000 2,953,770
Waste Pro USA, Inc.
(b)
02/01/2033 7.000% 4,648,000 4,749,955
Total 7,963,555
Food 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
03/31/2032 5.625% 2,401,000 2,310,834
Chobani LLC/Chobani Finance Corp., Inc.
(b)
04/15/2034 6.375% 3,054,000 3,084,071
Post Holdings, Inc.
(b)
09/15/2031 4.500% 2,109,000 1,961,710
02/15/2032 6.250% 1,302,000 1,314,300
03/01/2033 6.375% 790,000 776,360
10/15/2034 6.250% 2,157,000 2,080,253
03/15/2036 6.500% 1,994,000 1,932,349
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(b)
03/01/2029 4.625% 4,413,000 4,251,566
U.S. Foods, Inc.
(b)
06/01/2030 4.625% 1,605,000 1,565,130
01/15/2032 7.250% 1,499,000 1,549,125
Total 20,825,698
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
(b)
06/01/2030 9.500% 2,251,000 2,391,648
1 1 1 1 2,391,648
Healthcare Products 0.5%
Avantor Funding, Inc.
(b)
11/01/2029 3.875% 1,204,000 1,159,064
Bausch & Lomb Corp.
(b)
10/01/2028 8.375% 1,194,000 1,224,858
Medline Borrower LP
(b)
10/01/2029 5.250% 2,824,000 2,808,616
Total 5,192,538
Healthcare Services 4.2%
Acadia Healthcare Co., Inc.
(b)
07/01/2028 5.500% 601,000 599,524
04/15/2029 5.000% 1,050,000 1,031,891
03/15/2033 7.375% 2,409,000 2,512,200
Centene Corp.
02/15/2030 3.375% 1,605,000 1,491,782
10/15/2030 3.000% 1,790,000 1,616,350
03/01/2031 2.500% 1,720,000 1,502,077
08/01/2031 2.625% 1,065,000 926,866

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Charles River Laboratories International, Inc.
(b)
03/15/2029 3.750% 1,397,000 1,348,332
CHS/Community Health Systems, Inc.
(b)
04/15/2029 6.875% 1,059,000 1,015,129
05/15/2030 5.250% 1,113,000 1,038,323
02/15/2031 4.750% 581,000 529,312
Concentra Health Services, Inc.
(b)
07/15/2032 6.875% 2,137,000 2,212,872
DaVita, Inc.
(b)
07/15/2033 6.750% 2,002,000 2,048,610
HealthEquity, Inc.
(b)
10/01/2029 4.500% 1,785,000 1,740,702
IQVIA, Inc.
(b)
05/15/2030 6.500% 1,268,000 1,293,256
06/01/2032 6.250% 2,244,000 2,286,341
LifePoint Health, Inc.
(b)
05/01/2034 7.000% 2,175,000 2,044,543
Select Medical Corp.
(b)
12/01/2032 6.250% 1,607,000 1,558,361
Star Parent, Inc.
(b)
10/01/2030 9.000% 4,402,000 4,622,287
Surgery Center Holdings, Inc.
(b)
04/15/2032 7.250% 5,141,000 5,174,677
Tenet Healthcare Corp.
10/01/2028 6.125% 1,456,000 1,456,857
06/15/2030 6.125% 2,352,000 2,368,056
05/15/2031 6.750% 1,992,000 2,034,223
Tenet Healthcare Corp.
(b)
11/15/2032 5.500% 2,671,000 2,638,101
Total 45,090,672
Home Furnishings 0.2%
Whirlpool Corp.
06/15/2030 6.125% 536,000 503,500
06/15/2033 6.500% 559,000 482,985
Whirlpool Corp.
(b)
07/01/2031 7.500% 607,000 609,160
07/01/2034 7.875% 803,000 787,790
Total 2,383,435
Housewares 0.3%
Newell Brands, Inc.
05/15/2030 6.375% 541,000 548,611
05/15/2032 6.625% 573,000 586,002
Newell Brands, Inc.
(b)
06/01/2028 8.500% 1,711,000 1,784,046
Total 2,918,659
Insurance 5.3%
Acrisure LLC/Acrisure Finance, Inc.
(b)
02/01/2029 8.250% 4,115,000 3,758,705
08/01/2029 6.000% 4,079,000 3,471,634
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
11/06/2030 7.500% 2,160,000 1,987,782
07/01/2032 6.750% 2,411,000 2,057,091
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(b)
04/15/2028 6.750% 1,058,000 1,066,733
11/01/2029 5.875% 1,090,000 1,081,899
10/01/2031 6.500% 1,559,000 1,566,496
10/01/2032 7.375% 4,828,000 4,889,786
Ardonagh Finco Ltd.
(b)
02/15/2031 7.750% 4,899,000 4,996,785
Ardonagh Group Finance Ltd.
(b)
02/15/2032 8.875% 5,215,000 5,229,235
Asurion LLC/Asurion Co-Issuer, Inc.
(b)
02/01/2034 8.375% 1,771,000 1,596,405
Broadstreet Partners Group LLC
(b)
04/15/2029 5.875% 4,036,000 3,966,957
CRC Insurance Group LLC
(b)
06/01/2031 7.125% 5,576,000 5,580,519
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(b)
02/15/2032 8.125% 1,216,000 1,144,623
HUB International Ltd.
(b)
12/01/2029 5.625% 1,585,000 1,579,277
06/15/2030 7.250% 6,080,000 6,260,601
01/31/2032 7.375% 5,472,000 5,615,684
Total 55,850,212
Internet 1.6%
Arches Buyer, Inc.
(b)
06/01/2028 4.250% 2,193,000 2,145,104
12/01/2028 6.125% 2,585,000 2,556,057
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(b)
05/01/2028 4.625% 1,664,000 1,540,490
05/01/2028 5.000% 260,000 243,405
05/15/2028 5.750% 1,590,000 1,496,734
Match Group Holdings II LLC
(b)
06/01/2028 4.625% 1,207,000 1,192,432
10/01/2031 3.625% 1,536,000 1,384,834
Snap, Inc.
(b)
03/01/2033 6.875% 4,855,000 4,757,228
03/15/2034 6.875% 2,470,000 2,402,349
Total 17,718,633
Iron & Steel 0.4%
Carpenter Technology Corp.
(b)
03/01/2034 5.625% 1,740,000 1,717,373
Cleveland-Cliffs, Inc.
(b)
11/01/2029 6.875% 923,000 935,473
03/15/2032 7.000% 407,000 411,366
05/01/2033 7.375% 437,000 445,270
01/15/2034 7.625% 1,056,000 1,077,459
Total 4,586,941

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Leisure Time 1.8%
Boyne USA, Inc.
(b)
05/15/2029 4.750% 1,775,000 1,742,495
Carnival Corp. Ltd.
(b)
03/15/2030 5.750% 2,231,000 2,243,769
08/01/2032 5.750% 1,155,000 1,144,299
02/15/2033 6.125% 2,771,000 2,776,785
NCL Corp. Ltd.
(b)
01/15/2031 5.875% 3,180,000 3,049,516
02/01/2032 6.750% 2,214,000 2,154,187
09/15/2033 6.250% 1,767,000 1,652,229
Sabre GLBL, Inc.
(b)
11/15/2029 10.750% 159,000 157,229
03/15/2030 10.750% 362,000 355,487
07/15/2030 11.125% 772,000 759,514
Viking Cruises Ltd.
(b)
07/15/2031 9.125% 969,000 1,016,232
10/15/2033 5.875% 1,794,000 1,777,843
Total 18,829,585
Lodging 1.3%
Hilton Domestic Operating Co., Inc.
(b)
02/15/2032 3.625% 1,295,000 1,176,385
03/15/2033 5.875% 1,048,000 1,051,611
09/15/2033 5.750% 1,468,000 1,466,555
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(b)
01/15/2032 6.625% 4,254,000 4,289,410
Marriott Ownership Resorts, Inc.
(b)
10/01/2033 6.500% 2,602,000 2,587,759
Travel & Leisure Co.
(b)
06/01/2031 6.250% 2,597,000 2,613,052
09/01/2033 6.125% 1,249,000 1,232,167
Total 14,416,939
Media 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
06/01/2029 5.375% 2,730,000 2,681,387
03/01/2030 4.750% 5,338,000 5,061,143
08/15/2030 4.500% 4,269,000 3,972,540
03/01/2031 7.375% 1,235,000 1,249,752
02/01/2032 4.750% 4,141,000 3,711,338
06/01/2033 4.500% 1,260,000 1,090,755
01/15/2034 4.250% 4,360,000 3,635,732
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 2,585,000 2,270,004
CSC Holdings LLC
(b)
02/01/2028 5.375% 1,020,000 552,786
04/01/2028 7.500% 460,000 105,954
05/15/2028 11.250% 681,000 379,482
01/31/2029 11.750% 1,770,000 973,199
02/01/2029 6.500% 1,199,000 636,507
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2030 5.750% 2,571,000 544,453
12/01/2030 4.625% 1,277,000 275,362
02/15/2031 3.375% 2,688,000 1,398,015
Directv Financing LLC
(b)
02/01/2030 8.875% 606,000 620,540
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(b)
06/01/2032 9.250% 1,586,000 1,655,687
Discovery Global Holdings, Inc.
03/15/2032 4.279% 2,105,000 1,926,230
03/15/2042 5.050% 5,060,000 3,691,883
03/15/2052 5.141% 1,105,000 742,615
DISH DBS Corp.
(b)
12/01/2028 0.000% 2,603,000 2,565,052
DISH DBS Corp.
07/01/2028 0.000% 2,290,000 2,255,450
06/01/2029 0.000% 2,886,000 2,665,837
EchoStar Corp.
11/30/2029 10.750% 4,747,670 5,129,910
EchoStar Corp.
(c)
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 1,932,949 1,960,220
Gray Media, Inc.
(b)
11/15/2031 5.375% 765,000 594,678
07/15/2032 9.625% 2,308,000 2,368,718
08/15/2033 7.250% 2,070,000 2,069,552
09/15/2034 7.500% 984,000 983,113
iHeartCommunications, Inc.
(b)
05/01/2029 9.125% 787,348 711,912
08/15/2030 7.750% 596,490 498,113
McGraw-Hill Education, Inc.
(b)
08/01/2029 8.000% 1,215,000 1,217,325
09/01/2031 7.375% 1,407,000 1,446,018
Nexstar Media, Inc.
(b)
09/15/2033 6.500% 3,467,000 3,482,180
04/15/2034 7.250% 4,717,000 4,778,271
Paramount Global
05/19/2032 4.200% 1,210,000 1,053,642
07/01/2042 4.850% 730,000 483,969
03/15/2043 4.375% 1,615,000 1,019,893
09/01/2043 5.850% 1,220,000 889,239
05/19/2050 4.950% 675,000 421,998
Sirius XM Radio LLC
(b)
07/15/2028 4.000% 615,000 600,050
07/01/2030 4.125% 1,890,000 1,778,957
Univision Communications, Inc.
(b)
06/30/2030 7.375% 626,000 628,680
04/15/2033 8.875% 858,000 848,318
Virgin Media Finance PLC
(b)
07/15/2030 5.000% 966,000 597,445

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
VZ Secured Financing BV
(b)
01/15/2032 5.000% 3,124,000 2,635,118
Total 80,859,022
Mining 1.9%
Compass Minerals International, Inc.
(b)
07/01/2030 8.000% 546,000 570,383
Constellium SE
(b)
04/15/2029 3.750% 1,836,000 1,764,415
08/15/2032 6.375% 2,228,000 2,244,970
Hudbay Minerals, Inc.
(b)
04/01/2029 6.125% 1,703,000 1,709,914
Kaiser Aluminum Corp.
(b)
06/01/2031 4.500% 2,173,000 2,064,595
03/01/2034 5.875% 2,623,000 2,567,881
Novelis Corp.
(b)
01/30/2030 4.750% 2,994,000 2,891,801
01/30/2030 6.875% 1,070,000 1,099,502
08/15/2031 3.875% 2,766,000 2,528,407
08/15/2033 6.375% 1,790,000 1,794,682
Total 19,236,550
Oil & Gas 5.5%
CNX Resources Corp.
(b)
03/01/2032 7.250% 2,088,000 2,147,319
03/01/2034 5.875% 2,279,000 2,221,574
Crescent Energy Finance LLC
(b)
04/01/2032 7.625% 1,973,000 2,027,164
04/15/2032 7.875% 575,000 594,044
01/15/2033 7.375% 1,247,000 1,272,735
01/15/2034 8.375% 975,000 1,029,261
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
02/01/2031 6.000% 1,600,000 1,579,669
04/15/2032 6.250% 1,794,000 1,761,814
11/01/2033 8.375% 988,000 1,047,481
02/15/2035 7.250% 2,525,000 2,541,537
Matador Resources Co.
(b)
04/15/2032 6.500% 2,362,000 2,384,352
04/15/2033 6.250% 1,569,000 1,568,964
04/15/2034 6.000% 1,176,000 1,150,699
Nabors Industries, Inc.
(b)
01/31/2030 9.125% 2,082,000 2,184,230
11/15/2032 7.625% 2,718,000 2,802,120
Noble Finance II LLC
(b)
06/15/2034 6.250% 1,590,000 1,560,409
SM Energy Co.
(b)
11/01/2030 8.625% 1,110,000 1,164,645
07/01/2031 8.750% 972,000 1,016,361
08/01/2032 7.000% 1,757,000 1,796,351
06/15/2033 9.625% 1,900,000 2,094,248
04/15/2034 6.625% 2,870,000 2,888,610
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
SM Energy Co.
07/15/2028 6.500% 1,332,000 1,334,090
Sunoco LP
(b)
05/01/2029 7.000% 2,606,000 2,673,005
07/15/2031 5.375% 1,645,000 1,624,293
05/01/2032 7.250% 1,670,000 1,727,474
07/01/2033 6.250% 2,350,000 2,363,442
Sunoco LP
(b),(d),(e)
09/18/2030 7.875% 6,167,000 6,365,187
Transocean Aquila Ltd.
(b)
09/30/2028 8.000% 2,177,231 2,222,576
Transocean International Ltd.
(b)
05/15/2031 8.500% 2,670,000 2,806,435
10/15/2032 7.875% 985,000 1,034,111
Total 58,984,200
Oil & Gas Services 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
(b)
09/01/2032 6.625% 1,692,000 1,723,124
Archrock Services LP/Archrock Partners Finance Corp.
(b)
02/01/2034 6.000% 2,358,000 2,317,795
Kodiak Gas Services LLC
(b)
04/01/2031 5.875% 1,540,000 1,535,231
10/01/2033 6.500% 2,334,000 2,356,483
10/01/2035 6.750% 1,902,000 1,937,822
Oceaneering International, Inc.
(b)
07/15/2034 6.875% 1,339,000 1,380,223
USA Compression Partners LP/USA Compression Finance
Corp.
(b)
03/15/2029 7.125% 2,029,000 2,078,880
Total 13,329,558
Packaging & Containers 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(b)
09/01/2029 4.000% 4,589,000 4,398,583
Clydesdale Acquisition Holdings, Inc.
(b)
04/15/2030 8.750% 2,899,000 2,863,482
04/15/2032 6.750% 1,116,000 1,089,894
Sword Purchaser LLC
(b)
04/15/2033 8.250% 2,842,000 2,939,984
04/15/2034 10.500% 2,931,000 3,057,433
Total 14,349,376
Pharmaceuticals 1.5%
1261229 BC Ltd.
(b)
04/15/2032 10.000% 6,869,000 7,135,178
Bausch Health Americas, Inc.
(b)
01/31/2027 8.500% 535,000 534,708
Bausch Health Cos., Inc.
(b)
06/01/2028 4.875% 1,785,000 1,709,198
09/30/2028 11.000% 323,000 340,636

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/15/2029 6.250% 602,000 497,671
Grifols SA
(b)
10/15/2028 4.750% 4,339,000 4,277,134
Organon & Co./Organon Foreign Debt Co-Issuer BV
(b)
04/30/2028 4.125% 1,548,000 1,532,251
04/30/2031 5.125% 624,000 623,638
Total 16,650,414
Pipelines 5.1%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(b)
02/01/2032 6.625% 2,160,000 2,206,071
CNX Midstream Partners LP
(b)
04/15/2030 4.750% 2,768,000 2,665,209
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(b)
03/15/2029 8.625% 3,016,000 3,122,917
06/30/2033 7.375% 3,718,000 3,825,320
06/01/2034 6.875% 1,884,000 1,900,605
Harvest Midstream I LP
(b)
05/15/2032 7.500% 1,005,000 1,041,448
05/15/2034 6.750% 3,323,000 3,370,988
ITT Holdings LLC
(b)
08/01/2029 6.500% 1,887,000 1,881,975
Rockies Express Pipeline LLC
(b)
03/15/2033 6.750% 1,077,000 1,098,585
TransMontaigne Partners LLC
(b)
06/15/2030 8.500% 5,025,000 5,120,055
Venture Global Calcasieu Pass LLC
(b)
08/15/2031 4.125% 1,323,000 1,236,389
11/01/2033 3.875% 2,336,000 2,073,078
05/01/2036 6.000% 2,662,000 2,651,122
Venture Global LNG, Inc.
(b)
02/01/2029 9.500% 1,512,000 1,626,241
01/15/2030 7.000% 1,148,000 1,180,735
06/01/2031 8.375% 1,005,000 1,045,361
02/01/2032 9.875% 1,388,000 1,478,842
12/15/2034 6.375% 1,079,000 1,070,306
Venture Global LNG, Inc.
(b),(d),(e)
09/30/2029 9.000% 4,189,000 4,241,899
Venture Global Plaquemines LNG LLC
(b)
12/15/2030 6.125% 845,000 862,340
01/15/2034 6.500% 3,716,000 3,841,911
06/15/2034 6.500% 1,119,000 1,157,821
05/01/2035 7.750% 1,572,000 1,746,166
01/15/2036 6.750% 3,465,000 3,647,150
Total 54,092,534
REITS 1.5%
Iron Mountain, Inc.
(b)
02/15/2029 7.000% 1,342,000 1,366,031
09/15/2029 4.875% 594,000 581,140
01/15/2033 6.250% 1,457,000 1,468,143
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(b)
10/01/2028 5.875% 3,522,000 3,516,544
05/15/2029 4.875% 1,757,000 1,723,211
RHP Hotel Properties LP/RHP Finance Corp.
(b)
07/15/2028 7.250% 811,000 825,553
04/01/2032 6.500% 986,000 1,003,677
06/15/2033 6.500% 1,475,000 1,503,800
03/15/2034 5.750% 553,000 544,969
02/15/2035 6.250% 1,718,000 1,726,997
Service Properties Trust
(b)
11/15/2031 8.625% 1,075,000 1,126,527
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(b)
01/15/2030 6.000% 1,249,000 1,202,617
Total 16,589,209
Retail 2.9%
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 1,799,000 1,838,245
08/01/2033 7.375% 3,579,000 3,669,296
Bath & Body Works, Inc.
06/15/2029 7.500% 354,000 358,576
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(b)
01/15/2029 4.625% 596,000 581,133
01/15/2030 6.750% 3,372,000 3,304,706
Group 1 Automotive, Inc.
(b)
08/15/2028 4.000% 1,179,000 1,149,503
01/15/2030 6.375% 885,000 892,684
LBM Acquisition LLC
(b)
01/15/2029 6.250% 1,255,000 797,167
06/15/2031 9.500% 3,022,000 2,507,134
LCM Investments Holdings II LLC
(b)
05/01/2029 4.875% 1,796,000 1,755,881
08/01/2031 8.250% 1,102,000 1,145,016
Lithia Motors, Inc.
(b)
01/15/2031 4.375% 1,665,000 1,586,168
PetSmart LLC/PetSmart Finance Corp.
(b)
09/15/2033 10.000% 540,000 539,066
QXO Building Products, Inc.
(b)
07/15/2031 6.500% 1,378,000 1,393,854
04/30/2032 6.750% 2,225,000 2,279,028
07/15/2034 6.875% 1,990,000 2,012,476
White Cap Supply Holdings LLC
(b)
11/15/2030 7.375% 4,897,000 4,971,033
Total 30,780,966
Semiconductors 0.4%
Entegris, Inc.
(b)
06/15/2030 5.950% 3,628,000 3,659,453

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Synaptics, Inc.
(b)
06/15/2029 4.000% 1,105,000 1,088,573
Total 4,748,026
Software 3.1%
AthenaHealth Group, Inc.
(b)
02/15/2030 6.500% 2,776,000 2,713,134
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(b)
06/15/2029 8.000% 403,000 213,484
Central Parent, Inc./CDK Global, Inc.
(b)
06/15/2029 7.250% 831,000 441,883
Cloud Software Group LLC
(b)
03/31/2029 6.500% 2,618,000 2,608,821
09/30/2029 9.000% 8,130,000 8,148,290
06/30/2032 8.250% 1,159,000 1,136,162
08/15/2033 6.625% 576,000 522,190
CoreWeave, Inc.
(b)
02/01/2031 9.000% 3,355,000 3,010,270
10/01/2031 9.750% 2,568,000 2,295,404
07/15/2032 9.625% 3,364,000 2,974,800
OAK-Eagle Acquireco, Inc.
(b)
07/01/2033 7.250% 1,706,000 1,774,499
07/01/2034 8.750% 1,737,000 1,844,504
UKG, Inc.
(b)
02/01/2031 6.875% 1,233,000 1,216,047
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(b)
02/01/2029 3.875% 4,414,000 3,920,452
Total 32,819,940
Telecommunications 5.9%
Altice France SA
(b)
04/15/2032 6.500% 4,076,926 3,968,644
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 7,439,000 7,153,846
APLD ComputeCo 3 LLC
(b)
06/15/2031 7.000% 3,197,000 3,079,067
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 4,335,000 4,570,351
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 1,685,000 1,687,056
Cipher Compute LLC
(b)
11/15/2030 7.125% 1,887,000 1,913,834
Core Scientific Finance I LLC
(b)
05/15/2031 7.750% 5,463,000 5,299,531
Flash Compute LLC
(b)
12/31/2030 7.250% 1,613,000 1,623,213
Galaxy Helios Data Centers II LLC
(b)
08/01/2031 9.875% 1,389,000 1,376,747
Iliad Holding SAS
(b)
10/15/2028 7.000% 2,056,000 2,059,744
04/15/2031 8.500% 637,000 667,554
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2032 7.000% 527,000 532,474
Level 3 Financing, Inc.
(b)
01/15/2036 8.500% 2,176,000 2,273,794
02/15/2037 7.500% 440,000 436,309
Meridian Arc Holdco LLC
(b)
04/30/2031 6.250% 2,514,000 2,389,739
PR RNO Property Owner 1 LLC
(b)
05/01/2031 6.500% 7,261,000 6,727,017
Stingray Compute LLC
(b)
06/15/2031 6.000% 2,134,000 2,077,109
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 7,024,000 6,445,352
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(b)
Series FEB
06/15/2032 8.625% 1,008,000 1,033,594
Uniti Services LLC
(b)
10/15/2033 7.500% 1,487,000 1,535,320
Vmed O2 U.K. Financing I PLC
(b)
07/15/2031 4.750% 2,072,000 1,680,968
Windstream Services LLC/Windstream Escrow Finance Corp.
(b)
10/01/2031 8.250% 2,013,000 2,103,461
WULF Compute LLC
(b)
10/15/2030 7.750% 1,401,000 1,456,410
Total 62,091,134
Transportation 0.7%
Genesee & Wyoming, Inc.
(b)
04/15/2032 6.250% 3,088,000 3,117,028
Watco Cos. LLC/Watco Finance Corp.
(b)
08/01/2032 7.125% 4,624,000 4,767,807
Total 7,884,835
Total Corporate Bonds
(Cost $ 1,003,552,535 ) 989,605,552
Exchange-Traded Funds 2 .3%
Fixed Income Funds 2.3%
Columbia Short Duration High Yield ETF
(f)
200,000 4,011,000
Columbia U.S. High Yield ETF
(f)
1,040,000 20,852,000
Total 24,863,000
Total Exchange-Traded Funds
(Cost $ 24,922,400 ) 24,863,000

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short Duration High Yield ETF
4,052,000
—
—
(41,000)
4,011,000
—
—
38,870
200,000
1
Columbia Short-Term Cash Fund
23,364,264
103,840,717
(97,688,173)
(2,545)
29,514,263
—
5,640
232,788
29,529,027
1
Columbia U.S. High Yield ETF
21,008,000
—
—
(156,000)
20,852,000
—
—
204,266
1,040,000
1
Total
48,424,264
103,840,717
(97,688,173)
(199,545)
54,377,263
—
5,640
475,924
30,769,027
Notes to Portfolio of Investments
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans 0 .1%
Software 0.1%
Ascend Learning LLC
(g),(h)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
12/11/2028 6.685% 1,333,431 1,331,577
1 1 1 1 1
Total Senior Loans
(Cost $ 1,323,878 ) 1,331,577
. Shares
.....
Value ($)
Money Market Funds 2 .8%
Columbia Short-Term Cash Fund, 3.871%
(f),(i)
29,529,027 29,514,263
1 1 1
Total Money Market Funds
(Cost $ 29,523,941 ) 29,514,263
Total Investments in Securities
(Cost $ 1,059,322,764 ) 1,046,880,564
Other Assets & Liabilities, Net 18,616,080
Net Assets 1,065,496,644
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $910,825,974, which represents 85.48% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(e) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
(g) Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(h) The stated interest rate represents the interest rate(s) at August 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i) The rate shown is the seven-day current annualized yield at August 31, 2026.
Abbreviation Legend
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Portfolio of Investments
(continued)
Columbia High Yield Bond Fund, August 31, 2026 (Unaudited)
Columbia High Yield Bond Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Currency Legend
USD US Dollar

1QT160_(10/26)
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